8. Investment in Ruthigen, Inc. (March 2014 note)	12 Months Ended
Mar. 31, 2014
Investments, Debt and Equity Securities [Abstract]
8. Investment in Ruthigen, Inc.

The Company’s formerly wholly owned subsidiary, Ruthigen, was incorporated in the State of Nevada on January 18, 2013, and reincorporated from Nevada to Delaware on September 25, 2013. As of March 31, 2014 and 2013 and on the date of deconsolidation, March 26, 2014, the Company held 2,000,000 shares of Ruthigen common stock.

The Company has entered into key agreements with Ruthigen establishing the arrangements between the two companies following the completion of Ruthigen’s Initial Public Offering (the “IPO”), including license and supply and certain shared services arrangements. Each of these agreements was entered into in the overall context of Ruthigen’s separation from the Company (the “Separation”). The effective date for all three agreements is March 26, 2014, the closing date of Ruthigen’s IPO.

License and Supply Agreement

On June 6, 2013, the Company entered into a License and Supply Agreement with Ruthigen. Pursuant to the License and Supply Agreement, the Company agreed to exclusively license certain of its proprietary technology to Ruthigen to enable Ruthigen’s research and development and commercialization of the newly discovered RUT58-60, and any improvements to it, in the United States, Canada, European Union and Japan, referred to as the Territory, for certain invasive procedures in human treatment as defined in the License and Supply Agreement. On October 9, 2013 and November 6, 2013, the Company entered into Amendment No. 1 and No. 2 to the License and Supply Agreement with Ruthigen, respectively, to amend certain milestone events set forth in Section 7.1 of the License and Supply Agreement and to amend the terms of the manufacturing equipment purchases set forth in Section 6.13 of the License and Supply Agreement. On January 31, 2014, the Company entered into Amendment No. 3 to the License and Supply Agreement with Ruthigen to further amend certain milestone events and the terms of the manufacturing equipment purchases, and to remove sections of the License and Supply Agreement which related to an exclusive option granted to Ruthigen by the Company to expand the terms of the License and Supply Agreement to dermatologic uses. All other terms and conditions of the License and Supply Agreement remain unmodified and in full force and effect.

Under the terms of the License and Supply Agreement, the Company will be prohibited from using the licensed proprietary technology to sell products that compete with Ruthigen’s products within the Territory, and Ruthigen cannot sell any device or product that competes with the Company’s products being sold or developed as of the effective date of the License and Supply Agreement.

Ruthigen will be required to make a total of $8,000,000 in milestone payments to the Company for the first product only, as follows: upon completion of last patient enrollment in Ruthigen’s Phase 1/2 clinical study; upon completion of last patient enrollment in Ruthigen's first pivotal clinical study; upon completion of Ruthigen’s first meeting with the U.S. Food and Drug Administration (“FDA”) following completion of Ruthigen’s first pivotal clinical trial; and upon first patient enrollment in Ruthigen’s second pivotal clinical trial. In addition, as further consideration under the agreement, Ruthigen will be required to make royalty payments to the Company based on Ruthigen’s annual net sales of the product from the date of first commercial sale to the date that Ruthigen ceases to commercialize the product, which percentage royalty rate will vary between 3% and 20% and will increase based on various net sales thresholds and will differ depending on the country in which the sales are made.

Separation Agreement

On August 2, 2013, the Company entered into a Separation Agreement with Ruthigen that contains key provisions relating to its ongoing relationship with Ruthigen following the completion of Ruthigen’s initial public offering. On January 31, 2014, the parties amended the Separation Agreement. The separation agreement took effect on March 26, 2014 upon the closing of Ruthigen’s initial public offering and terminates on the earlier of 8.5 years following the closing of the offering, or when the parties mutually agree to terminate it. The Separation Agreement also contains a series of restrictions on the Company’s ability to transfer the Ruthigen shares as well as restrictions on the Company’s ability to vote on the shares it owns.

The Company is restricted from transferring any of the Ruthigen shares it owns during the first year (the “lock up period”) immediately following the completion of Ruthigen’s initial public offering, unless consent to such transfer has been provided by both the Ruthigen board of directors and the lead underwriter in the Ruthigen IPO. Following the one-year lock up period and during the second year following the closing of the IPO, if Oculus owns greater than 19.9% of the issued and outstanding common stock of Ruthigen, transfers by the Company of the Ruthigen shares are restricted unless the Company obtains consent from the Ruthigen’s board of directors.

Following the completion of the second year, transfers of the Ruthigen shares must be conducted in accordance with the prescribed requirements for such transfers set forth in the Separation Agreement. These prescribed requirements include that the transfers must be in private placement transactions, the purchase price discount may not exceed certain percentages depending on the transferee, the amount of shares transferred in a given transfer (or series of transfers comprising a single transaction) may not exceed the greater of 5% of Ruthigen’s outstanding shares or $1.5 million in net proceeds to the Company, as well as certain other requirements set forth in the Separation Agreement. In addition to the prescribed manner for the Company to conduct transfers described above, if, following a minimum of 41.5 months following the closing of Ruthigen’s initial public offering have lapsed under the Separation Agreement and the Company has not consummated transfers of the Ruthigen shares it owns resulting in at least $3.8 million in net proceeds to the Company, then the Company has a one-time transfer and registration right to transfer the Ruthigen shares it owns in an amount equal to the difference between $3.8 million and the Ruthigen shares transferred by the Company pursuant to the Separation Agreement as of the time the Company elects to exercise its one-time right. Transfers conducted using this one-time right must be conducted with the consent of Ruthigen’s board of directors or within the prescribed requirements for such transfers set forth in the Separation Agreement, including, for example, that the purchase price discount may not exceed certain percentages, the amount of shares transferred may not exceed $3.8 million in net proceeds to the Company, as well as certain other requirements set forth in the Separation Agreement.

In addition to the above transfer restrictions, if the Company owns greater than 19.9% of the issued and outstanding common stock of Ruthigen during the 8.5 year term of the Separation Agreement, the Company is required to vote, in person or by proxy, all of the shares it owns in Ruthigen in the same manner as the majority of the votes cast by the holders of all the other issued and outstanding shares of Ruthigen at any duly called meeting of the stockholders or in any action by written consent of the stockholders of Ruthigen.

On January 31, 2014, the Company also entered into a Funding Agreement with Ruthigen due to certain changes to the terms of Ruthigen’s initial public offering that had occurred in order to govern the terms of certain additional financing which was provided to Ruthigen by the Company, in connection with the Separation, subject to the terms and conditions set forth in the agreement. The amended Separation Agreement disclosed above amended the terms of the prior separation agreement such that the terms of the Funding Agreement shall control the methodology for the allocation of the operational and offering related expenses incurred prior to and in connection with Ruthigen’s initial public offering for which Ruthigen was required to reimburse the Company.

Since the legal inception of Ruthigen on January 18, 2013 and through the date of the Funding Agreement, the Company had advanced Ruthigen $916,000 in connection with the funding of Ruthigen’s IPO and operations. Pursuant to the Funding Agreement, the Company agreed to continue to fund Ruthigen for a total of up to an additional $760,000 to allow Ruthigen to proceed with its initial public offering. The parties agreed that the Company had no further obligation to fund operations of Ruthigen beyond the amounts detailed in a budget mutually agreed upon by the parties in connection with the execution of the funding agreement. The Funding Agreement also required the resignation of all Ruthigen board of director members from the Company’s board of directors at the time Ruthigen’s initial public offering was completed. Furthermore, any funds provided by the Company to Ruthigen pursuant to the Funding Agreement were to be repaid by Ruthigen to the Company at the time of the closing of the Ruthigen initial public offering. Through the date of the Ruthigen IPO, the Company made aggregate advances to Ruthigen in the amount of $1,453,000 (inclusive of the $916,000 disclosed above).

In connection with the completion of the initial public offering, on March 26, 2014 Ruthigen reimbursed the Company $916,000 and as a result, the remaining $537,000 is included in due from affiliates on the Company’s consolidated balance sheet as of March 31, 2014. On April 1, 2014 Ruthigen reimbursed the Company the remaining $537,000.

Deconsolidation of Ruthigen

On March 26, 2014, Ruthigen completed an initial public offering for the issuance of 2,650,000 shares of its common stock to third parties (along with Series A and Series B warrants) for aggregate gross proceeds of $19,212,500. As a result, the Company’s ownership interest in Ruthigen decreased to 43% on March 26, 2014 and the Company deconsolidated Ruthigen.

The Company accounts for deconsolidation of subsidiaries in which it loses controlling interest in the financial interest of the subsidiary in accordance with Accounting Standards Codification (“ASC”) 810-10-40 – “Consolidation”. In accordance with ASC 810-10-40-5, the Company shall account for the deconsolidation of a subsidiary by recognizing a gain or loss in net income (loss) measured as the difference between:

a)	The aggregate of the fair value of any consideration received by the Company; plus
b)	The fair value of any retained non-controlling investment in the former subsidiary by the Company at the date the subsidiary is deconsolidated; plus
c)	The carrying amount of any existing non-controlling interest in the former subsidiary (including any accumulated other comprehensive income (loss) attributable to the non-controlling interest) at the date the subsidiary is deconsolidated; less
d)	The carrying amount of the former subsidiary’s assets and liabilities.

As a result of the deconsolidation of Ruthigen, the Company recorded a gain on deconsolidation of $11,133,000 calculated as follows:

March 26,
2014
Aggregate fair value of consideration received by the Company	$–
Fair value of retained non-controlling interest by the Company	10,150,000
Carrying amount on non-controlling interest in subsidiary	–

Less:
Carrying amount of the Ruthigen assets and liabilities	(983,000)

Gain (loss) on deconsolidation of Ruthigen	$11,133,000

The aggregate fair value of the Company’s retained non-controlling interest in Ruthigen is comprised of the 2,000,000 shares of Ruthigen common stock held by the Company as of March 26, 2014 with an estimated fair value of $10,150,000. The fair market value of the 2,000,000 shares held by the Company was determined with the assistance of an independent valuation specialist considering key factors of the nature of the arrangement between the Company and Ruthigen, including but not limited to, the restrictions on transferability associated with the shares, the restrictions on voting the shares, and the limited trading history of the Ruthigen common stock.

Subsequent to the deconsolidation of Ruthigen, the Company has accounted for the 2,000,000 shares of common stock it owns in Ruthigen at cost in accordance with ASC 325-20 as a result of (a) the restrictions on voting the shares held as disclosed above, (b) the Company having no representation on the Ruthigen Board of Directors, (c) the Company’s inability to set policy at Ruthigen (d) the Company having no further commitments for funding the operations of Ruthigen and (e) the restrictions on transferability of the shares which extend beyond a one-year period. During the year ended March 31, 2014, the Company had noted no indicators of impairment as it relates to investment held in Ruthigen.